Basis of Presentation and General Information, Going Concern - 6K (Details) $ / shares in Units, $ in Thousands										1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 23, 2016 USD ($) $ / shares shares	Sep. 26, 2016 USD ($) Vessel	Aug. 10, 2016 USD ($) $ / shares shares	Oct. 21, 2015 USD ($) shares	Sep. 29, 2015 USD ($) shares	Sep. 11, 2015 USD ($) shares	Aug. 06, 2015 Vessel	Mar. 12, 2015 USD ($) $ / shares shares	Dec. 19, 2014 USD ($) $ / shares shares	Oct. 21, 2015 USD ($) shares	Sep. 30, 2016 USD ($) $ / shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Vessel $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Oct. 28, 2016 $ / shares	Sep. 07, 2015 $ / shares
Related Party Transaction [Line Items]
Number of vessels acquired | Vessel													8
Scheduled debt installment payments for next twelve months											$ 6,840		$ 950
Going Concern [Abstract]
Issuance of common stock (in shares) | shares			1,180,000
Price per share (in dollars per share) | $ / shares			$ 4.15
Net proceeds from direct offering			$ 4,080								$ 4,080	$ 10,691	$ 13,820	$ 3,204	$ 0
Common stock, par value (in dollars per share) | $ / shares											$ 0.0001		$ 0.0001	$ 0.0001
Capesize Vessel [Member]
Related Party Transaction [Line Items]
Number of vessels acquired | Vessel							5
Going Concern [Abstract]
Number of vessels to be acquired | Vessel		2
Purchase price per vessel		$ 20,750
Subsequent Event [Member]
Going Concern [Abstract]
Issuance of common stock (in shares) | shares	1,305,000
Price per share (in dollars per share) | $ / shares	$ 2.75
Net proceeds from direct offering	$ 3,200
Common stock, par value (in dollars per share) | $ / shares																$ 0.0001
Jelco [Member]
Going Concern [Abstract]
Issuance of common stock (in shares) | shares				3,476,520	2,655,740	3,889,980		5,000,100	888,000	10,022,240
Price per share (in dollars per share) | $ / shares								$ 0.90	$ 1.25								$ 0.90
Net proceeds from direct offering				$ 3,129	$ 2,390	$ 3,501		$ 4,500	$ 1,110	$ 9,020
Jelco [Member] | Unsecured Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Scheduled debt installment payments for next twelve months											$ 3,500
Installment payment								$ 200			$ 200